Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Shares Activities
The following table sets forth the stock option shares activities under all the option plans for the years ended December 31, 2020, 2021 and 2022:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$		US$
Outstanding at December 31, 2020	26,029,630	0.3708	1.31	5,581

Canceled/Forfeited	(1,300,000)	0.5876	—	—
Expired	(40,835)	0.1260	—	—
Exercised	(17,614,760)	0.2915	—	—

Outstanding at December 31, 2021	7,074,035	0.5331	1.24	3,607

Expired	(57,505)	0.3200	—	—
Exercised	(3,925,830)	0.3211	—	—

Outstanding at December 31, 2022	3,090,700	0.8064	1.07	836

Vested and expected to vest at December 31, 2022	3,069,896	0.8069	1.07	830
Exercisable as of December 31, 2022	1,730,780	1.039	0.58	268

Schedule of Fair Value of Each Option Granted Estimated Using Binomial Model Assumption
The
fair value of each option granted under the Company’s Incentive Shares plan was estimated on the date of grant using the binomial model that uses the assumption noted in the following table:

Options Granted in 2020
RMB
Risk-free interest rate	0.6%
Expected life (in years)	5
Expected dividend yield	0%
Expected volatility	48.61%
Exercise multiple	2.8

Summary of Restricted Stock Units Activities Under All Incentive Plans
The following table sets forth the Company’s RSUs activities under all incentive plans for the years ended December 31, 2020, 2021 and 2022:

	Number of RSUs	Weighted-average grant date fair value
		US$
Unvested at December 31, 2020	75,830,495	0.4290
Granted	22,322,425	0.7675
Vested	(15,183,045)	0.4803
Canceled/Forfeited	(10,052,130)	0.4644

Unvested at December 31, 2021	72,917,745	0.5452

Granted	18,899,005	0.7949
Vested	(34,568,420)	0.4956
Canceled/Forfeited	(3,954,590)	0.7580

Unvested at December 31, 2022	53,293,740	0.6510